Financial Instruments - Interest Rate Profile of Debt (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments by type of interest rate [line items]
Short-term debt	¥ 49,537	¥ 54,558
Long-term debt	45,991	49,742
Total debt	¥ 95,528	¥ 104,300
Fixed rate debt as a percentage of total debt	99.80%	99.50%
Fixed rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Short-term debt	¥ 49,347	¥ 54,042
Long-term debt	45,991	49,742
Total debt	¥ 95,338	¥ 103,784
Fixed rate debt [member] | Short-term debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Effective interest rate	3.20%	4.00%
Fixed rate debt [member] | Long-term debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Effective interest rate	3.30%	3.30%
Variable rate debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Short-term debt	¥ 190	¥ 516
Total debt	¥ 190	¥ 516
Variable rate debt [member] | Short-term debt [member]
Disclosure of financial instruments by type of interest rate [line items]
Effective interest rate	4.20%	4.10%